Business combinations in 2021 - Summary of Consideration Transferred (Detail) SFr in Thousands, € in Millions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Jul. 27, 2021 CHF (SFr)	Jun. 28, 2021 CHF (SFr)
APR [member]
Consideration transferred
Cash				SFr 21,500
Non-cash (Relief shares)				42,912
Contingent consideration	SFr 28,000			20,157
Total consideration transferred				SFr 84,569
AdVita [member]
Consideration transferred
Cash			SFr 0
Non-cash (Relief shares)			31,490
Contingent consideration		€ 10	10,465
Total consideration transferred			SFr 41,955